PERSONNEL, SOCIAL CHARGES AND BENEFITS	12 Months Ended
Dec. 31, 2020
PERSONNEL, SOCIAL CHARGES AND BENEFITS
PERSONNEL, SOCIAL CHARGES AND BENEFITS

15)  PERSONNEL, SOCIAL CHARGES AND BENEFITS

a)  Accounting policy

Salaries, remunerations and profit sharing are negotiated in collective bargaining agreements, with the corresponding social charges and contributions added by the accrual basis. The profit-sharing program for employees is based on the Company's operating and financial goals, and a provision is recognized when the assumptions for its accounting are satisfied.

Details of Telefónica's share-based compensation plans are described in Note 29. In 2020, due to the cycle maturity of some plans, amounts were transferred from non-current to current.

Personnel costs and expenses, social charges and benefits are recorded as cost of services provided, commercial expenses or general and administrative expenses (Note 25).

b)  Breakdown

	12.31.20	12.31.19
Social charges and benefits	350,138	400,470
Profit sharing	285,079	308,918
Share-based payment plans (Note 29)	86,296	40,523
Salaries and wages	46,495	38,363
Total	768,008	788,274

Current	764,329	752,246
Non-current	3,679	36,028